Accounts Payable and Accrued Expenses: (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses
	2021	2020
Cost of sales - purchases	$2,109,427	$1,672,223
Other payables and accrued expenses	2,874,069	1,595,710
	$4,983,496	$3,267,933